Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		$ 10,966,012	$ 9,439,106
Accounts receivable, net		12,218,473	5,279,266
Inventories, net		2,706,896	3,287,272
Due from related parties		172,730	12,250
Prepaid expenses and other current assets		2,193,494	1,544,462
TOTAL CURRENT ASSETS		28,257,605	19,562,356
NON-CURRENT ASSETS
Property and equipment, net		3,397,273	168,949
Prepayments for property acquisition			1,204,094
Intangible assets, net		4,293,813	4,746,552
Long-term investments		3,085,247	582,080
Operating lease right-of-use assets		100,099	449,124
Deferred tax assets		602,806	254,553
TOTAL NON-CURRENT ASSETS		11,479,238	7,405,352
TOTAL ASSETS		39,736,843	26,967,708
CURRENT LIABILITIES
Accounts payable		33,697	2,814,662
Deferred revenue		250,309	583,520
Income taxes payable		4,706,972	1,866,274
Operating lease liabilities, current		63,301	263,796
Accrued expenses and other current liabilities		529,184	1,338,073
TOTAL CURRENT LIABILITIES		5,583,463	6,866,325
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		3,196	104,785
TOTAL NON-CURRENT LIABILITIES		3,196	104,785
TOTAL LIABILITES		5,586,659	6,971,110
EQUITY
Ordinary shares, 500,000,000 shares authorized; $0.0001 par value, 16,800,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively *	[1]	1,680	1,680
Additional paid-in capital		4,462,177	4,342,181
Statutory reserves		2,473,797	1,636,414
Retained earnings		25,663,240	14,413,096
Accumulated other comprehensive income (loss)		1,438,140	(599,786)
Total shareholders’ equity attributable to controlling shareholders		34,039,034	19,793,585
Non-controlling interests		111,150	203,013
TOTAL EQUITY		34,150,184	19,996,598
TOTAL LIABILITIES AND EQUITY		$ 39,736,843	$ 26,967,708

[1]	Retrospectively restated for effect of stock reverse splits, see Note 15 for additional information.